Short-Term Bank Loans (Tables)	6 Months Ended
Mar. 31, 2026
Short-Term Bank Loans [Abstract]
Schedule of Short-Term Bank Loans

Short-term bank loans consist of the following:

		As of
	Note	March 31, 2026	September 30, 2025
		(Unaudited)
Short-term bank loans:
Jiangxi Luling Rural Commercial Bank (“LRC Bank”)	(1)	$2,899,390	$2,809,383
Bank of Communications Co., Ltd	(2)	1,449,696	1,404,692
Zhujiang Rural Bank	(3)	420,412	407,361
Beijing Bank	(4)	1,159,756	1,123,753
Huaxia Bank	(5)	724,848	702,346
Postal Savings Bank of China	(6)	724,848	702,346
Total short-term loans		$7,378,950	$7,149,881
(1)

On March 3, 2025, a subsidiary of the Company, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB5 million (equivalent to $702,346) as working capital for one year, with the maturity date on March 2, 2026. The fixed interest rate of the loan was 3.65% per annum. Mr. Gang Lai and Jiangxi Universe jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan. The loan was fully repaid upon maturity.

On April 22, 2025, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with LRC Bank to borrow RMB10 million (equivalent to $1,449,695) as working capital for one year, with the maturity date on April 21, 2026. The fixed interest rate of the loan was 3.60% per annum. Mr. Gang Lai and Universe Technology jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan.

On May 16, 2025, a subsidiary of the Company, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB5 million (equivalent to $702,346) as working capital for one year, with the maturity date on May 15, 2026. The fixed interest rate of the loan was 3.65% per annum. Mr. Gang Lai and Jiangxi Universe jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan. The loan was fully repaid on February 28, 2026.

On February 28, 2026, a subsidiary of the Company, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB10 million (equivalent to $1,449,695) as working capital for one year, with the maturity date on February 27, 2027. The fixed interest rate of the loan was 3.65% per annum. Mr. Gang Lai, Universe Technology and Jiangxi Universe jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan.

(2)	On September 29, 2025, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with Bank of Communications to borrow RMB10 million (equivalent to $1,449,696) as working capital for one year, with the maturity date on September 29, 2026. The fixed interest rate of the loan was 3.00% per annum. Mr. Gang Lai, Universe Trade, and an unrelated third party, Jiangxi Province Financing Guarantee Group Co., Ltd., jointly signed guarantee agreements with Bank of Communications to provide credit guarantee for this loan.

(3)	On April 18, 2025, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with Zhujiang Rural Bank to borrow RMB2.9 million (equivalent to $420,412) as working capital for one year, with the maturity date on April 18, 2026. The fixed interest rate of the loan was 5.00% per annum. The Company pledged certain trademarks owned by it as collateral to guarantee this loan.

(4)	On September 12, 2025, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Beijing Bank to borrow RMB8 million (equivalent to $1,159,756) as working capital for one year, with the maturity date on September 12, 2026. The fixed interest rate of the loan was 3.70% per annum. Mr. Gang Lai and Universe Trade jointly signed guarantee agreements with Beijing Bank to provide credit guarantee for this loan.

(5)	On June 27, 2025, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Huaxia Bank to borrow RMB5 million (equivalent to $724,848) as working capital for one year, with the maturity date on June 27, 2026. The fixed interest rate of the loan was 3.70% per annum. Mr. Gang Lai provided credit guarantee for this loan.

(6)	On July 17, 2025, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Postal Savings Bank of China to borrow RMB5 million (equivalent to $724,848) as working capital for one year, with the maturity date on July 17, 2026. The fixed interest rate of the loan was 3.11% per annum. Mr. Gang Lai provided credit guarantee for this loan.